5. Debt - Convertible Debt - Net (Details) (USD $)	12 Months Ended		15 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Beginning Balance, Convertible Debt
Proceeds	2,000,000
Repayments
Conversion of note payable to convertible debt			230,000
Conversion of accrued interest into convertible debt			14,133
Less: gross debt discount recorded			(1,925,191)
Add: amortization of debt discount			92,304
Ending Balance, Convertible Debt
Third-Party Payor [Member]
Beginning Balance, Convertible Debt
Proceeds	2,000,000
Repayments
Conversion of note payable to convertible debt	180,000
Conversion of accrued interest into convertible debt	14,133
Less: gross debt discount recorded	(1,925,191)
Add: amortization of debt discount	92,304
Ending Balance, Convertible Debt	361,245
Related Party [Member]
Beginning Balance, Convertible Debt
Proceeds
Repayments
Conversion of note payable to convertible debt	50,000
Conversion of accrued interest into convertible debt
Less: gross debt discount recorded
Add: amortization of debt discount
Ending Balance, Convertible Debt	$ 50,000